--------------------------------------------------------------------------------
Alliance
Money
Reserves
--------------------------------------------------------------------------------

                             AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 1998
(unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 1998 (unaudited)                            Alliance Money Reserves
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            COMMERCIAL PAPER-47.0%
            Abbey National
            Treasury Services
$   10,000  3/22/99 ................       4.80%             $     9,893,333
            Associates Corp. of
            North America
    30,000  3/25/99 ................       5.13                   29,645,175
            Banco de Santander
            P.R.
    20,000  2/12/99 ................       5.16                   19,879,600
            Bank of America
            Corp.
    15,000  6/08/99 ................       4.88                   14,678,733
    20,000  5/11/99 ................       4.93                   19,643,945
            Bank of America
            F.S.B.
    10,000  3/24/99 ................       4.86                    9,889,300
    25,000  5/14/99 ................       4.92                   24,545,583
            Bankers Trust
            Alex Brown
    15,000  2/16/99 FRN (b).........       5.28                   15,000,000
            Banque Caisse
            d'Epargne
     7,000  3/25/99 ................       5.07                    6,918,176
    21,000  2/19/99 ................       5.20                   20,851,367
            Caisse Centrale
            Jardins du Quebec
    15,000  3/16/99 ................       5.15                   14,841,208
            Caisse des Depots et
            Consignations
    13,000  1/04/99 ................       5.12                   12,994,453
            Commonwealth Bank
            of Australia
    12,200  1/04/99 ................       5.25                   12,194,663
            Cregem North
            America, Inc.
    20,000  3/23/99 ................       5.05                   19,772,750
            Den Danske Bank
     7,000  3/29/99 ................       5.11                    6,913,641
    20,000  2/10/99 ................       5.17                   19,885,111
            Diageo Capital Plc
    15,000  3/15/99 ................       5.06                   14,846,092
     4,000  3/22/99 ................       5.08                    3,954,844
            Equilon Enterprise
            LLC
    10,000  3/24/99 ................       5.09                    9,884,061
    18,000  3/05/99 ................       5.12                   17,838,720
            Ford Motor Credit
            Corp.
    20,000  6/09/99 ................       4.86                   19,570,700
            General Electric
            Capital Services
    28,000  4/30/99 ................       5.06                   27,531,669
    20,000  3/05/99 ................       5.20                   19,818,000
            General Electric
            Financial Assurance
    25,000  2/19/99 ................       5.15                   24,824,757
            ING America
            Insurance Holdings,
            Inc.
     8,000  6/28/99 ................       4.93                    7,804,991
    15,000  3/12/99 ................       5.10                   14,851,250
    10,000  3/26/99 ................       5.15                    9,879,833
            Lloyds Bank PLC
    11,000  6/03/99 ................       4.84                   10,773,730
            Marsh & McClennan
     7,000  1/19/99 ................       5.32                    6,981,380
            Morgan Stanley
            Group, Inc.
    10,000  3/24/99 ................       5.20                    9,881,556
    30,000  2/26/99 ................       5.28                   29,753,600
            Salomon Smith Barney
    35,000  2/23/99 ................       5.19                   34,732,571
            Scotia Bank
    10,000  2/18/99 ................       5.24                    9,930,133
     5,000  2/18/99 ................       5.25                    4,965,000
            Sheffield Receivables
            Corp.
    10,000  2/12/99 (c).............       5.30                    9,938,167
    20,000  2/12/99 (c).............       5.33                   19,875,633
            UBS Finance
    25,000  6/10/99 ................       4.85                   24,460,667
            UBS Finance
            Delaware, Inc.
    25,000  6/10/99 ................       4.85                   24,460,667
            Vattenfall Treasury,
            Inc.
     5,000  1/08/99 ................       5.05                    4,995,090
            Wells Fargo & Co.
     7,000  4/15/99 ................       5.05                    6,897,878
    15,000  3/12/99 ................       5.11                   14,850,958
    30,000  2/26/99 ................       5.14                   29,760,133

STATEMENT OF NET ASSETS (continued)                      Alliance Money Reserves
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            Westpac Capital
            Corp.
$   15,000  4/22/99 ..................     4.98%             $    14,769,675
            Windmill Funding
            Corp
     8,000  2/25/99 (c)...............     5.23                    7,936,078
                                                             ---------------
            Total Commercial Paper
            (amortized cost
            $693,314,871).............                           693,314,871
                                                             ---------------
            CERTIFICATES OF
            DEPOSIT-14.8%
            Canadian Imperial
            Bank of Commerce
    20,000  4.87%, 4/15/99 ...........     4.87                   20,000,000
    20,000  4.96%, 3/15/99 ...........     4.96                   20,000,000
            Chase Manhattan
            Bank
    10,000  4.90%, 3/15/99 ...........     4.90                   10,000,000
            Deutsche Bank
    13,000  5.41%, 8/16/99 FRN........     5.48                   12,994,622
     8,000  5.67%, 2/26/99 ...........     6.02                    7,999,637
    10,000  5.70%, 3/05/99 ...........     5.74                    9,999,173
            Dresdner Bank
    15,000  5.51%, 1/15/99 ...........     5.67                   14,998,942
            National Westminster
            Bank
    23,000  5.65%, 3/03/99 ...........     5.70                   22,998,124
            Nordeutsche
            Landesbank
    10,000  5.66%, 7/27/99 ...........     5.71                    9,997,283
    10,000  5.72%, 4/16/99 ...........     5.77                    9,998,622
            Rabo Bank
    18,000  5.65%, 7/26/99 ...........     5.70                   17,995,133
            Royal Bank of Canada
     5,000  5.53%, 2/04/99 ...........     5.04                    5,001,364
     5,000  5.53%, 2/12/99 ...........     5.70                    4,998,489
            Swiss Bank
    12,000  5.66%, 3/04/99 ...........     5.71                   11,999,219
            Toronto Dominion
            Bank
    25,000  4.81%, 8/09/99 FRN........     4.87                   24,991,173
            Westdeutsche
            Landesbank
    15,000  5.32%, 2/16/99 ...........     5.32                   15,000,000
                                                             ---------------
            Total Certificates of
            Deposit
            (amortized cost
            $218,971,781).............                           218,971,781
                                                             ---------------
            CORPORATE
            OBLIGATIONS-14.3%
            Allstate Life Insurance
            Funding Agreement
    20,000  5.58%, 9/01/99 FRN (b)....     5.58                   20,000,000
            American General
            Annuity Insurance Co.
            Funding Agreement
     5,000  5.57%, 9/01/99 (b)........     5.57                    5,000,000
            General American
            Funding Corp.
    60,000  5.24%, 7/09/99 FRN........     5.24                   60,000,000
            Merrill Lynch & Co.,
            Inc.
    15,000  4.87%, 1/20/99 FRN........     4.87                   15,000,000
    10,000  5.28%, 9/30/99 FRN........     5.28                   10,000,000
    10,000  5.49%, 2/16/99 FRN........     5.49                   10,000,000
    15,000  5.50%, 6/01/99 FRN........     5.50                   15,000,000
            Prudential Insurance
            Co. of America
            Funding Agreement
    11,000  5.57%, 11/30/00 FRN.......     5.57                   11,000,000
            Security Benefit Life
            Insurance Co.
            Funding Agreement
    20,000  5.41%, 10/14/99 FRN (b) ..     5.41                   20,000,000
            Sigma Finance
    15,000  5.22%, 9/15/99 FRN (c)....     5.22                   15,000,000
    20,000  5.57%, 9/15/99 FRN (c)....     5.57                   20,000,000
            Travelers Life
            Funding Agreement
    10,000  5.59%, 10/21/99 FRN (b) ..     5.59                   10,000,000
                                                             ---------------
            Total Corporate
            Obligations
            (amortized cost
            $211,000,000).............                           211,000,000
                                                             ---------------
            BANK OBLIGATIONS-12.3%
            Abbey National
    15,000  4.80%, 7/15/99 FRN........     4.87                   14,994,916
    35,000  5.42%, 2/17/99 FRN........     5.48                   34,997,393
            Bayerische Landesbank
    10,000  5.09%, 3/23/99 FRN........     5.17                    9,998,258
    20,000  5.49%, 2/25/99 FRN........     5.57                   19,997,692
            CS First Boston
    10,000  5.28%, 3/24/99 (c)........     5.28                   10,000,000

                                                         Alliance Money Reserves
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            First Union Bank of
            North Carolina
$    5,000  5.63%, 2/10/99 .........       4.98%             $     5,003,131
    30,000  5.19%, 3/29/99 .........       5.19                   30,000,000
            Lasalle National Bank
    10,000  5.11%, 3/15/99 .........       5.11                   10,000,000
     7,000  5.65%, 3/24/99 .........       5.65                    7,000,000
    10,000  5.19%, 3/15/99 .........       5.19                   10,000,000
            Royal Bank of Canada
    30,000  5.19%, 8/25/99 FRN......       5.27                   29,984,831
                                                             ---------------
            Total Bank Obligations
            (amortized cost
            $181,976,221)...........                             181,976,221
                                                             ---------------
            U.S. GOVERNMENT &
            AGENCY OBLIGATIONS-6.9%
            Federal Home Loan
            Banks
    17,000  5.00%, 10/27/99 ........       5.00                   17,000,000
            Federal National
            Mortgage Assn.
    20,000  4.98%, 5/21/99 FRN......       5.06                   19,994,047
            Student Loan
            Marketing Assn.
    25,000  5.39%, 11/09/99 FRN.....       5.45                   24,987,392
    10,000  5.31%, 11/24/99 FRN.....       5.34                    9,997,312
    30,000  5.34%, 2/04/00 FRN......       5.36                   29,993,582
                                                             ---------------
            Total U.S. Government &
            Agency Obligations
            (amortized cost
            $101,972,333)...........                             101,972,333
                                                             ---------------
            PROMISSORY NOTES-3.9%
            Goldman Sachs
            Group LP
    23,000  5.23%, 5/24/99 (c)......       5.23                   23,000,000
    27,000  5.31%, 4/12/99 (c)......       5.31                   27,000,000
     7,000  5.36%, 2/03/99 (c)......       5.36                    7,000,000
                                                             ---------------
            Total Promissory Notes
            (amortized cost
            $57,000,000)............                              57,000,000
                                                             ---------------
            REPURCHASE
            AGREEMENT-0.3%
            State Street Bank and
            Trust Co.
     4,000  4.50%, dated 12/31/98,
            due 1/04/99 in the
            amount of $4,002,000
            (cost $4,000,000;
            collateralized by $3,815,000
            U.S. Treasury Note,
            6.25%, 1/31/02,
            value $4,082,050)
            (amortized cost
            $4,000,000) (d).........       4.50                    4,000,000
                                                             ---------------
            TOTAL INVESTMENTS-99.5%
            (amortized cost
            $1,468,235,206).........                           1,468,235,206
            Other assets less
            liabilities-0.5%........                               6,964,174
                                                             ---------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            1,476,387,570 shares
            outstanding)............                         $ 1,475,199,380
                                                             ===============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Funding Agreements which are illiquid securities and subject to restrictions as to resale. These securities amounted to $70,000,000, representing 4.7% of net assets (see Note A).

(c) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, these securities amounted to $139,749,878, representing 9.5% of net assets.

(d) Repurchase agreement which is terminable within 7 days.

    Glossary:

    FRN - Floating Rate Note

    See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1998 (unaudited)       Alliance Money Reserves
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $   36,221,446
EXPENSES
   Advisory fee (Note B)................................................    $    3,295,045
   Distribution assistance and administrative service (Note C)..........         2,521,628
   Transfer agency (Note B).............................................           396,690
   Registration fees....................................................           311,715
   Custodian fees.......................................................           109,613
   Printing.............................................................            55,044
   Audit and legal fees.................................................            19,421
   Trustees' fees.......................................................             5,732
   Miscellaneous........................................................             4,197
                                                                            --------------
   Total expenses.......................................................         6,719,085
   Less: expense reimbursement..........................................          (123,103)
                                                                            --------------
   Net expenses.........................................................                             6,595,982
                                                                                                --------------
   Net investment income................................................                            29,625,464
REALIZED LOSS ON INVESTMENTS
   Net realized loss on investment transactions.........................                                  (113)
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $   29,625,351
                                                                                                ==============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                            Six Months Ended
                                                                            December 31, 1998     Year Ended
                                                                               (unaudited)       June 30, 1998
                                                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income................................................    $   29,625,464      $   53,704,005
   Net realized gain (loss) on investment transactions..................              (113)              1,898
                                                                            --------------      --------------
   Net increase in net assets from operations...........................        29,625,351          53,705,903
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income................................................       (29,625,464)        (53,704,005)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)................................................       308,852,555         155,581,838
                                                                            --------------      --------------
   Total increase.......................................................       308,852,442         155,583,736
NET ASSETS
   Beginning of year....................................................     1,166,346,938       1,010,763,202
                                                                            --------------      --------------
   End of period........................................................    $1,475,199,380      $1,166,346,938
                                                                            ==============      ==============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1998 (unaudited)                            Alliance Money Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves and Alliance Money Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1998, the reimbursement amounted to $123,103.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $154,562 for the six months ended December 31, 1998.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1998, the distribution fee amounted to $1,648,996. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping,

NOTES TO FINANCIAL STATEMENTS (continued)                Alliance Money Reserves
================================================================================

and legal and compliance support. For the six months ended December 31, 1998, such payments by the Portfolio amounted to $872,632, of which $69,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998, the Portfolio had a capital loss carryforward of $1,188,077, of which $570,762 expires in 1999, $72,812 expires in 2001, $64,655 expires in 2002 and $479,848 expires in the year 2003.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 1998, capital paid-in aggregated $1,476,387,570. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 1998      June 30,
                                                                               (unaudited)           1998
                                                                            ----------------   ----------------
Shares sold.............................................................     1,262,337,639       3,468,843,260
Shares issued on reinvestments of dividends.............................        29,625,464          53,704,005
Shares redeemed.........................................................      (983,110,548)     (3,366,965,427)
                                                                             -------------      --------------
Net increase............................................................       308,852,555         155,581,838
                                                                             =============      ==============

FINANCIAL HIGHLIGHTS                                     Alliance Money Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                          Six Months
                                            Ended
                                         December 31,                 Year Ended June 30,
                                             1998        ----------------------------------------------
                                          (unaudited)     1998      1997      1996      1995      1994
                                          -----------    ------    ------    ------    ------    ------
Net asset value, beginning of year .......  $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                            ------       ------    ------    ------    ------    ------
Income from Investment Operations
Net investment income (a) ................    .023         .047      .045      .047      .045      .025
                                            ------       ------    ------    ------    ------    ------
Less: Dividends
Dividends from net investment income .....   (.023)       (.047)    (.045)    (.047)    (.045)    (.025)
                                            ------       ------    ------    ------    ------    ------
Net asset value, end of period .  $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                            ======       ======    ======    ======    ======    ======
Total Return
Total investment return based on net
   asset value (b) .......................    4.55%(c)     4.83%     4.64%     4.81%     4.50%     2.57%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..  $1,475       $1,166    $1,011      $755    $2,510    $1,795
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ......................    1.00%(c)     1.00%     1.00%     1.00%     1.00%     1.00%
   Expenses, before waivers and
     reimbursements ......................    1.02%(c)     1.02%     1.06%     1.00%     1.04%     1.09%
   Net investment income (a) .............    4.49%(c)     4.72%     4.55%     4.80%     4.53%     2.55%

--------------------------------------------------------------------------------
(a) Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)   Annualized.

                                                              -----------------
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Alliance Money Reserves                                         U.S. POSTAGE
1345 Avenue of the Americas, New York, NY 10105                      PAID
Toll free 1 (800) 221-5672                                      New York, NY
                                                               Permit No. 7131
                                                              -----------------

Yields. For current recorded yield information on Alliance Money Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |#| |3| |6| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

AllianceCapital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

MONSR